Consolidation (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Variable Interest Entity [Line Items]
Deconsolidation, Gain (Loss), Amount	$ 0		$ 0		$ 0
Noncontrolling Interest, Ownership Percentage by Parent	50.50%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	49.50%
Consolidated variable interest entities aggregate assets	111,100,000		27,100,000
Consolidated variable interest entities aggregate liabilities	500,000		200,000
Redeemable noncontrolling interests in subsidiaries	506,000		1,543,000
Deconsolidated variable interest entities investments	17,700,000		22,000,000
Deconsolidated variable interest entities redeemable noncontrolling interest in subsidiaries	7,600,000		21,300,000
Variable interest in CDO, equity interest limit, maximum	25.00%
Ownership interest in equity-method investment	12.00%
Assets under management of equity investee	700,000,000
Collateralized Debt Obligations [Member]
Variable Interest Entity [Line Items]
Unconsolidated VIE assets	$ 2,100,000	[1]	$ 12,800,000	[1]

[1]	The risk of loss does not include the potential loss associated with related deferred tax assets expiring unutilized.